Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Assets
Digital currencies	$ 24,364	$ 181,146
Level 1 [Member]
Assets
Cash	0	0
Digital currencies	0	0
Investments	21,815	21,016
Derivative asset	0	0
Assets	21,815	21,016
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Level 2 [Member]
Assets
Cash	22,643	23,375
Digital currencies	24,364	181,146
Investments	0	0
Derivative asset	0	0
Assets	47,007	204,521
Liabilities
Warrant liability	0	0
Convertible loan-derivative component	0	0
Liabilities	0	0
Level 3 [Member]
Assets
Cash		0
Digital currencies	0	0
Investments	1,184	429
Derivative asset	47,015	1,300
Assets	48,199	1,729
Liabilities
Warrant liability	4,055	760
Convertible loan-derivative component	0	0
Liabilities	$ 4,055	$ 760